Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Finance Receivables on Nonaccrual Status

As of March 31, 2014 and 2015, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2014	2015
Retail	5,962	7,629
Finance leases	780	5,562
Wholesale	1,406	11,573
Real estate	4,035	8,592
Working capital	46	446

	12,229	33,802

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2014 and 2015, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2014	2015
Retail	23,352	28,147
Finance leases	3,504	3,954

	26,856	32,101